Trade Accounts Receivable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Accounts Receivable
21.	TRADE ACCOUNTS RECEIVABLE

	12.31.2018	12.31.2017
Non-current
Accounts receivable	8,958,516	—
Allowance for doubtful accounts	(4,909,174)	—

Total	4,049,342	—

Current
Accounts receivable	1,929,015,405	1,660,486,662
Related parties (Note 19)	—	29,095,607
Receivable with U.E.P.F.P. – Ferrosur Roca S.A. (Note 38)	133,044,253	173,346,267
Accounts receivable in litigation	19,791,240	28,087,052
Notes receivables	180,946	58,010
Foreign customers	3,248,539	2,383,349
Subtotal	2,085,280,383	1,893,456,947
Allowance for doubtful accounts	(20,652,555)	(28,087,052)

Total	2,064,627,828	1,865,369,895

Trade receivables are valued at amortized cost.

Interest are recognized on overdue Trade accounts receivable at current market rates. The Group measures the Allowance for bad debts for an amount equal to losses expected throughout the life of the receivable. The determination of the loss expected to be recognized is calculated on the basis of a percentage of uncollectibility for ranges of maturity dates for each receivable. This historical percentage must contemplate the expectations of future collectability of receivables and, for such reason, such estimated changes in behaviors.

Before accepting any new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.

The Trade accounts receivable disclosed in the preceding paragraphs include the amounts (see below the aging analysis) which are overdue as of December 31, 2018 and 2017.

The maturities of accounts receivable are as follows:

	12.31.2018	12.31.2017
To become due	1,699,026,131	1,557,123,305

Past due
0 to 30 days	262,486,585	242,261,984
31 to 60 days	48,397,498	30,054,194
61 to 90 days	33,078,450	8,739,612
More than 91 days	51,250,235	55,277,852

Total	2,094,238,899	1,893,456,947

Trade receivables disclosed above include certain amounts (see below for aged analysis) that are past due at the end of the reporting period for which the Group has not recognized an allowance for doubtful debts because there has not been a significant change in credit quality and the amounts are still considered recoverable.

Age of receivables that are past due but not impaired

	12.31.2018	12.31.2017
Past due
0 to 30 days	262,486,585	242,261,984
31 to 60 days	48,397,498	30,054,194
61 to 90 days	33,078,450	8,739,612
More than 91 days	25,688,506	27,190,800

Total	369,651,039	308,246,590

Average age (days)	32	27

Age of impaired trade receivables

	12.31.2018	12.31.2017
Past due
More than 91 days	25,561,729	28,087,052

Total	25,561,729	28,087,052

In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the trade receivable from the date the credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated.

The allowance for doubtful debts is determined based on an individual analysis of the outstanding balances of receivables; accordingly, all the amount of the allowance refers to individual customers.

The impairment recognized represents the difference between the carrying amount of these trade accounts receivables and the present value of the expected liquidation proceeds. The Group does not hold any collateral over these balances.

Changes in the allowance for doubtful accounts were as follows:

Balances as of January 1, 2017	42,118,764
Increases	2,121,584
Effect of foreign currency exchange difference	(140,616)
Uses (*)	(16,012,679)

Balances as of December 31, 2017	28,087,053

Effect of foreign currency exchange difference	924,727
Increases	5,488,433
Uses (*)	(8,938,484)

Balances as of December 31, 2018	25,561,729

(*)	The uses mainly corresponds to the insolvency procedures of a client, and effect of restated inflation.